Earnings (Loss) per Share	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Earnings Per Share [Abstract]
Earnings (Loss) per Share
7.	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income by the number of weighted-average shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average shares outstanding and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares represents the incremental ordinary shares issuable for restricted share units and share option exercises. The Company calculates the dilutive effect of outstanding restricted share units and share options on earnings (loss) per share by application of the treasury stock method.

The computations of basic and diluted earnings (loss) per share assumes that the number of shares outstanding for periods prior to June 28, 2013 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien. The dilutive effect of the Company’s share-based awards that were issued as a result of the conversion of Covidien share-based awards with the Separation, the initial equity awards granted to certain of the Company’s executives on July 1, 2013 and any other Company grants made since the Separation have been included in the computation of diluted earnings per share for the three and six months ended March 28, 2014, weighted appropriately for the portion of the period they were outstanding.

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Weighted-average shares for basic earnings (loss) per share	58.2	57.7	58.0	57.7
Effect of share options and restricted shares	0.9	—	0.7	—

Weighted-average shares for diluted earnings (loss) per share	59.1	57.7	58.7	57.7

The computation of diluted earnings per share for the three and six months ended March 28, 2014 includes all equity awards, as no awards were considered to be anti-dilutive.

8.	Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income by the number of weighted-average shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average shares outstanding and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares represents the incremental ordinary shares issuable for restricted share units and share option exercises. The Company calculates the dilutive effect of outstanding restricted share units and share options on earnings (loss) per share by application of the treasury stock method.

The computations of basic and diluted earnings (loss) per share assumes that the number of shares outstanding for periods prior to June 28, 2013 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien. The dilutive effect of the Company’s share-based awards that were issued as a result of the conversion of Covidien share-based awards with the Separation, the initial equity awards granted to certain of the Company’s executives on July 1, 2013 and any other Company grants made since the Separation have been included in the computation of diluted earnings per share for fiscal 2013, weighted appropriately for the portion of the period they were outstanding.

	2013	2012	2011
Weighted-average shares for basic earnings (loss) per share	57.7	57.7	57.7
Effect of share options and restricted shares	0.1	—	—

Weighted-average shares for diluted earnings (loss) per share	57.8	57.7	57.7

The computation of diluted earnings per share for fiscal 2013 excludes approximately 0.5 million of equity awards because the effect would have been anti-dilutive.